Long-term Debt - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 01, 2020	Sep. 23, 2020	Jun. 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 26, 2019
Debt Instrument [Line Items]
Debt issuance costs			$ 200,000	$ 4,467,000	$ 2,303,000
Long-term debt				182,668,000
Deferred debt issuance costs				3,707,000
Current portion of long-term debt					873,000
Long-term debt, net of current portion				182,668,000	96,665,000
Cash distribution to QLH class A Unit holders and certain QLH class B unit holders		$ 105,800,000
Loss on extinguishment of debt				(1,998,000)
Interest expense				7,900,000	7,000,000	$ 1,200,000
Amortization of deferred debt issuance costs				1,228,000	665,000	$ 15,000
Unamortized deferred debt issuance costs				3,700,000	1,700,000
Interest Payable				700,000
Maximum
Debt Instrument [Line Items]
Interest Payable					100,000
LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			5.50%
Debt instrument, reduced interest rate			4.85%
2019 Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility assigned to third party			$ 5,000,000
Outstanding amount drawn under revolving credit facility					0
2019 Revolving Credit Facility | Monroe Capital
Debt Instrument [Line Items]
Revolving line of credit							$ 5,000,000
2020 Revolving Credit Facility
Debt Instrument [Line Items]
Revolving line of credit		5,000,000
Outstanding amount drawn under revolving credit facility				0
2019 Credit Facilities | Other Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt				(2,000,000)
2019 Term Loan Facility
Debt Instrument [Line Items]
Term loan facility assigned to third party			$ 25,000,000
Long-term debt					97,500,000
Deferred debt issuance costs					1,700,000
Current portion of long-term debt					900,000
Long-term debt, net of current portion					$ 96,700,000
2019 Term Loan Facility | Monroe Capital
Debt Instrument [Line Items]
Initial principal amount of term loan							100,000,000
Proceeds from term loan							$ 100,000,000
2020 Term Loan Facility
Debt Instrument [Line Items]
Initial principal amount of term loan		210,000,000
Proceeds from term loan		$ 210,000,000
Long-term debt				182,700,000
Deferred debt issuance costs				3,700,000
Debt instrument, periodic payment				$ 2,600,000
Debt instrument, frequency of periodic payment				quarterly
Debt instrument, date of first required payment				Dec. 31, 2020
Prepayment of term loan facility	$ 23,600,000
ABR Borrowings | 2020 Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, description of variable rate basis				The ABR is defined as a fluctuating interest rate equal to the greatest of (a) the U.S. Prime Rate published by the Wall Street Journal, (b) the NYFRB Rate plus 0.50% and (c) the Adjusted LIBO Rate for a one-month interest period plus 1.00%.
Debt Instrument, interest rate, basis for effective rate				If the ABR is determined to be less than 1.50%, such rate shall be deemed to be 1.50%.
ABR Borrowings | 2020 Credit Facilities | NYFRB Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.50%
ABR Borrowings | 2020 Credit Facilities | Adjusted LIBO Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.00%
ABR Borrowings | 2020 Credit Facilities | Alternate Base Rate
Debt Instrument [Line Items]
Debt Instrument, floor interest rate				1.50%
ABR Borrowings | 2020 Credit Facilities | Applicable Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate				2.25%
ABR Borrowings | 2020 Credit Facilities | Applicable Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate				2.75%
Eurodollar Borrowings | 2020 Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, interest rate, basis for effective rate				If the Adjusted LIBO Rate is determined to be less than 0.50%, such rate shall be deemed to 0.50%.
Eurodollar Borrowings | 2020 Credit Facilities | Adjusted LIBO Rate
Debt Instrument [Line Items]
Debt Instrument, floor interest rate				0.50%
Eurodollar Borrowings | 2020 Credit Facilities | Applicable Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate				3.25%
Eurodollar Borrowings | 2020 Credit Facilities | Applicable Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate				3.75%
2020 Credit Facilities
Debt Instrument [Line Items]
Credit facilities, maturity date				Sep. 22, 2023